Net Income per Share - Antidilutive Net Income Per Share (Details)		12 Months Ended
	Jul. 13, 2022 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		9,097,160	10,483,950	3,228,210
Shares issued		328,034,660	319,455,750
Shares outstanding		326,307,330	313,019,320
Class B ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion ratio	1
Shares issued	0
Shares outstanding	0
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		7,359,150	9,340,880	2,815,660
Non-vested restricted shares under share incentive plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		1,738,010	1,143,070	412,550